Goldman Sachs Enhanced Dividend Global Equity Portfolio Expense Example - Class A Inst R6 Shares [Member] - Goldman Sachs Enhanced Dividend Global Equity Portfolio	Aug. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 664
Expense Example, with Redemption, 3 Years	930
Expense Example, with Redemption, 5 Years	1,217
Expense Example, with Redemption, 10 Years	2,031
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	517
Expense Example, with Redemption, 10 Years	1,158
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	511
Expense Example, with Redemption, 10 Years	$ 1,146